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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [  ]; Amendment Number: _________
This Amendment (Check only one):     [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zero Stage Capital Co., Inc.
Address: 101 Main Street, 17th Floor
         Kendall Square, Cambridge, MA  02142

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:    Stanley L. Fung
Title:   Vice President
Phone:   617-876-5355

Signature, Place, and Date of Signing:

/s/ Stanley L. Fung                   Cambridge, MA           February 9, 2001
---------------------------          ----------------        ------------------
[Signature]                           [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
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[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     9

Form 13F Information Table Value Total:     $24,864

List of Other Included Managers:            None


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                           Form 13F INFORMATION TABLE
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COLUMN 1               COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7           COLUMN 8
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    NAME OF ISSUER     TITLE OF   CUSIP       VALUE   SHRS OR    SH/    INVESTMENT    OTHER         VOTING AUTHORITY
                        CLASS               (X$1000)  PRN AMT    PUT/   DISCRETION   MANAGERS
                                                                PRN
                                                                CALL                             SOLE    SHARED    NONE
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
AMGEN INC              COM      031162100    8,963    143,919     SH     DEFINED                  X
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AT COMM CORP           COM      00208K105    1,950    97,500      SH     DEFINED                  X
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BE INC                 COM      073309106     231     307,693     SH     DEFINED                  X
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EVERGREEN SOLAR INC    COM      30033R108    8,248   1,221,990    SH     DEFINED                  X
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IMPROVENET INC         COM      45321E106     150     400,013     SH     DEFINED                  X
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KANA COMMUNICATIONS    COM      483600102     994     86,472      SH     DEFINED                  X
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MATRITECH INC          COM      576818108    3,326    584,781     SH     DEFINED                  X
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ROWECOM INC            COM      77957X108     262     204,901     SH     DEFINED                  X
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SMARTDISK CORP         COM      83169Q105     739     190,590     SH     DEFINED                  X
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